Segment Information - Schedule of Total Revenue, Broken Down by Location (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Geographical information
Total revenue	$ 359,859	$ 540
United States [Member]
Geographical information
Total revenue	261,613
Greenland [Member]
Geographical information
Total revenue
Austria [Member]
Geographical information
Total revenue	$ 98,246	$ 540